Other liabilities (Details) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Current
Accrued expenses		₨ 17,821		₨ 18,025
Employee benefits payable		5,607		4,944
Statutory dues payable		2,968		980
Deferred revenue	[1]	1,052		1,242
Advance from customers		981		668
Others		2,059		3,523
Current liabilities		30,488	$ 417	29,382
Non-current
Deferred revenue	[1]	1,531		1,956
Others		812		850
Non-current liabilities		₨ 2,343	$ 32	₨ 2,806

[1]	Refer to Note 22 for details of deferred revenue.